UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-21413

Name of Fund:  BlackRock Floating Rate Income Strategies Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 09/01/06 - 11/30/06

Item 1 - Schedule of Investments


BlackRock Floating Rate Income Strategies Fund, Inc.

Schedule of Investments as of November 30, 2006

                               Face
Industry                     Amount    Floating Rate Loan Interests**                                                    Value
Aerospace & Defense -   $ 2,000,000    Avio Mezz Term Loan, 9.32% due 9/25/2016                                   $     2,000,000
5.3%                      1,640,000    Avio Term B Term Loan, 7.695% due 9/25/2014                                      1,640,000
                          1,640,000    Avio Term C Term Loan, 8.07% due 9/25/2015                                       1,640,000
                          2,382,000    IAP Worldwide Services, Inc. First Lien Term Loan, 8.438%
                                       due 12/20/2012                                                                   2,355,948
                          1,776,358    K&F Industries, Inc. Term Loan, 7.32% due 11/18/2013                             1,781,355
                          2,101,911    MRO Acquisitions Corp. First Lien Term Loan, 7.82% due 8/27/2010                 2,115,048
                          2,583,333    Standard Aero Holdings Term Loan, 7.57% - 7.63% due 8/24/2012                    2,588,177
                          1,400,000    Vought Aircraft Industries, Inc. Revolving Credit, 7.82%
                                       due 12/22/2010                                                                   1,333,500
                          2,891,576    Vought Aircraft Industries, Inc. Term Loan, 7.87% - 7.88%
                                       due 12/22/2011                                                                   2,900,613
                            560,000    Vought Aircraft Industries, Inc. Tranche B Line of Credit Deposit,
                                       7.58% due 12/22/2010                                                               561,866
                                                                                                                  ---------------
                                                                                                                       18,916,507

Airlines - 0.7%           1,000,000    Delta Air Lines Debtor in Possession Term Loan B, 10.118% due 3/16/2008          1,006,406
                            186,563    United Air Lines Delayed Draw Term Loan, 9.08% due 2/01/2012                       188,095
                          1,305,938    United Air Lines Term Loan B, 9.12% due 2/01/2012                                1,316,664
                                                                                                                  ---------------
                                                                                                                        2,511,165

Automotive - 7.8%         2,672,143    Affinia Group Term Loan B, 8.376% due 11/30/2011                                 2,679,660
                          1,250,000    Delphi Corp. Debtor in Possession Term Loan B, 8.125% due 10/08/2007             1,259,375
                            995,000    GPX International Tire Corp. Term Loan B, 7.83% due 4/06/2012                      980,075
                          6,500,000    General Motors Acceptance Corp. Term Loan B, 7.745% due 11/17/2013               6,500,000
                          1,500,000    JL French Corp. First Lien Term Loan, 8.499% due 6/05/2011                       1,415,625
                          1,490,524    Keystone Automotive Operations, Inc. Term Loan,
                                       7.874% - 7.89% due 10/30/2009                                                    1,492,387
                          6,000,000    Metaldyne Corp. Term Loan D, 3.50% - 9.875% due 8/18/2011                        6,000,000
                          2,896,483    Tenneco Automotive, Inc. Term Loan B, 7.36% due 12/12/2010                       2,906,441
                          1,272,374    Tenneco Automotive, Inc. Tranche B-1 Credit Linked Deposit,
                                       7.32% due 12/12/2010                                                             1,276,748
                          3,000,000    Visteon Corp. Term Loan B, 8.61% due 6/13/2013                                   2,997,000
                                                                                                                  ---------------
                                                                                                                       27,507,311

Broadcasting - 2.1%       1,000,000    EMMIS Communications Term Loan B, 7.32% due 10/31/2013                           1,004,375
                            380,769    Next Media Group, Inc. Delayed Draw Term Loan, 7.32% due 11/15/2012                379,341
                            856,731    Next Media Group, Inc. First Lien Term Loan, 7.32% due 11/15/2012                  853,518
                          1,750,000    Next Media Group, Inc. Second Lien Term Loan, 9.82% due 11/15/2013               1,756,562
                          3,250,000    Paxson Communications Corp. First Lien Term Loan, 8.624% due 11/15/2012          3,302,813
                                                                                                                  ---------------
                                                                                                                        7,296,609

Cable - U.S. - 18.0%      2,000,000    Cebridge Connections Second Lien Term Loan, 9.871% due 5/04/2014                 1,990,000
                          2,155,172    Cebridge Connections Term Loan B, 7.62% due 11/05/2013                           2,147,933
                         12,000,000    Century Cable Holdings LLC Discretionary Term Loan,
                                       10.25% due 12/31/2009                                                           11,692,500
                         21,000,000    Charter Communications, Inc. Term Loan B, 8.005% due 4/28/2013                  21,132,573
                          1,989,924    DIRECTV Holdings, Inc. Tranche B Term Loan, 6.82% due 4/13/2013                  1,989,698
                          5,000,000    Hilton Head Communications UCA Term Loan B, 9.50% due 3/31/2008                  4,860,415
                          3,750,000    Insight Midwest Holdings LLC Delayed Draw Term Loan,
                                       7.61% due 4/03/2014                                                              3,767,812
                          1,250,000    Insight Midwest Holdings LLC Term Loan B, 7.61% due 4/06/2014                    1,255,937
                          6,895,000    Intelsat Corp. Term Loan B, 7.872% due 1/03/2014                                 6,954,373
                          2,962,500    Intelsat Ltd. Term Loan B, 7.872% due 6/27/2013                                  2,981,756
                          1,965,625    Mediacom Broadband Group Tranche A Term Loan,
                                       6.32% - 6.62% due 3/31/2010                                                      1,923,855
                          3,160,000    Mediacom LLC Term Loan C, 7.07% - 7.37% due 1/31/2015                            3,148,150
                                                                                                                  ---------------
                                                                                                                       63,845,002

Chemicals - 6.8%          1,950,000    Hercules, Inc. Term Loan B, 6.867% - 6.87% due 10/08/2010                        1,948,050
                          6,704,951    Huntsman ICI Holdings Term Loan B, 7.07% due 8/16/2012                           6,693,774
                            967,588    Invista Term Loan, 6.875% due 4/29/2011                                            967,588
                          2,108,865    Invista Term Loan B-1, 6.875% due 4/29/2011                                      2,098,321
                          5,894,985    Nalco Co. Tranche B Term Loan, 7.07% - 7.30% due 11/04/2010                      5,906,375
                            500,000    NuSil Technology Term Loan, 10% due 10/31/2013                                     502,500
                          1,970,000    Rockwood Specialties Group, Inc. Tranche D Term Loan,
                                        7.376% due 12/10/2012                                                           1,977,388
                          4,750,000    Wellman, Inc. Second Lien Term Loan, 12.121% due 2/10/2010                       4,037,500
                                                                                                                  ---------------
                                                                                                                       24,131,496

Consumer - Durables -     3,268,092    Simmons Co. Tranche B Term Loan, 6.875% - 7.625% due 12/19/2011                  3,286,475
0.9%

Consumer - Non-           1,367,271    American Achievement Corp. Term Loan B, 7.57% - 9.50% due 3/22/2011              1,374,962
Durables - 0.7%             756,000    Camelbak Products LLC First Lien Term Loan, 9.38% - 9.46% due 8/04/2011            734,580
                            441,379    Renfro Corp. Term Loan B, 8.61% - 8.63% due 9/30/2013                              440,276
                                                                                                                  ---------------
                                                                                                                        2,549,818

Diversified Media -       1,000,000    ACS Media Canada Term Loan B, 7.82% due 11/30/2014                               1,002,500
10.0%                     2,000,000    Advantage Sales & Marketing Term Loan B, 7.37% - 7.46% due 4/15/2013             1,990,000
                          2,250,000    Alix Partners Term Loan B, 7.88% due 10/30/2013                                  2,261,250
                          1,957,895    GateHouse Media Term Loan, 7.57% due 12/15/2013                                  1,957,895
                            990,000    HIT Entertainment Ltd. First Lien Term Loan, 7.62% due 8/31/2012                   994,641
                          8,000,000    Idearc, Inc. Term Loan B, 7.32% due 11/15/2014                                   8,035,504
                          1,250,000    MediMedia International Term Loan B, 7.772% - 9.75% due 11/15/2013               1,254,687
                          9,950,000    Metro-Goldwyn-Mayer Studios, Inc. Term Loan B, 8.75% due 4/30/2011               9,822,073
                          6,000,000    Nielsen Finance LLC Term Loan B, 8.125% due 8/15/2013                            6,016,248
                          2,000,000    RHI Entertainment LLC Term Loan B, 8.38% due 12/31/2011                          1,995,000
                                                                                                                  ---------------
                                                                                                                       35,329,798

Energy - Exploration &      994,970    Helix Energy Solutions Term Loan B, 7.33% - 7.64% due 7/01/2013                    994,970
Production - 1.3%           110,759    Longyear Global Holdings, Inc. Delayed Draw Term Loan,
                                       8.626% due 10/31/2012                                                              111,359
                            102,848    Longyear Global Holdings, Inc. First Lien Term Loan, 8.61%
                                       due 10/31/2012                                                                     103,405
                            995,000    MEG Energy Corp. Term Loan B, 7.375% due 4/03/2013                                 995,889
                          2,500,000    Targa Resources, Inc. Bridge Loan, 7.617% due 10/31/2007                         2,499,220
                                                                                                                  ---------------
                                                                                                                        4,704,843

Energy - Other - 2.7%       110,833    Alon USA, Inc. Delayed Draw, 7.62% - 7.876% due 6/22/2013                          111,249
                            886,667    Alon USA, Inc. Term Loan B, 7.62% - 7.931% due 6/22/2013                           889,992
                          1,872,610    Coleto Creek WLE LP Letter of Credit, 8.117% due 7/31/2013                       1,858,567
                            127,389    Coleto Creek WLE LP Term Loan B, 8.117% due 7/31/2013                              126,433
                          1,025,000    EPCO, Inc. Term Loan C, 7.32% - 7.374% due 8/18/2010                             1,028,478
                          3,920,000    Exco Resources, Inc. Second Lien Term Loan,
                                       10.875% - 10.938% due 10/31/2011                                                 3,959,200
                          1,488,750    Key Energy Services, Inc. Term Loan B, 9.07% - 9.12% due 6/30/2012               1,492,472
                                                                                                                  ---------------
                                                                                                                        9,466,391

Financial - 0.4%            250,000    Kyle Acquisition Term Loan B, 8.875% due 7/20/2009                                 248,594
                          1,246,875    USI Holdings Corp. Term Loan B, 7.688% due 7/30/2008                             1,251,551
                                                                                                                  ---------------
                                                                                                                        1,500,145

Food & Tobacco - 2.9%     1,000,000    Bolthouse Farms, Inc. Second Lien Term Loan, 10.867% due 12/01/2013              1,006,667
                          2,000,000    Chiquita Brands International Term Loan C, 8.375% due 6/28/2012                  2,009,376
                          1,400,875    Commonwealth Brands Term Loan, 7.688% due 12/22/2012                             1,408,230
                          1,000,000    DS Waters Enterprises, LP Term Loan B, 7.82% due 11/15/2012                      1,001,250
                            186,047    Dole Food Co., Inc. Letter of Credit, 5.37% due 4/12/2013                          183,928
                            416,512    Dole Food Co., Inc. Term Loan B, 7.438% - 9.25% due 4/12/2013                      411,768
                          1,388,372    Dole Food Co., Inc. Term Loan C, 7.438% - 9.25% due 4/04/2013                    1,372,560
                            500,000    Eight O'Clock Coffee Second Lien Term Loan, 8.125% due 7/21/2012                   500,000
                            500,000    Iglo Birds Eye Term Loan B, 5.791% due 10/27/2019                                  669,457
                            500,000    Iglo Birds Eye Term Loan C, 6.166% due 10/27/2015                                  662,173
                            713,333    Pierre Foods, Inc. Term Loan B, 7.50% due 6/30/2010 (h)                            713,779
                            500,000    QCE LLC First Lien Term Loan, 7.75% due 5/05/2013                                  497,813
                                                                                                                  ---------------
                                                                                                                       10,437,001

Gaming - 4.4%             1,950,263    Green Valley Ranch Gaming LLC Term Loan, 7.367% due 12/22/2010                   1,946,606
                            500,000    Greenwood Racing, Inc. Term Loan, 7.57% due 11/15/2013                             501,250
                            891,000    Isle of Capri Black Hawk Term Loan B, 7.35% - 7.51% due 10/24/2011                 889,886
                            987,500    Isle of Capri Casinos, Inc. Tranche 3 Delayed Draw Term Loan,
                                       7.117% due 2/04/2011                                                               988,734
                          1,222,538    Penn National Gaming, Inc. Term Loan B, 7.12% - 7.15% due 9/01/2007              1,227,275
                          2,000,000    Pinnacle Entertainment Term Loan, 7.32% due 12/15/2011                           2,005,500
                          2,468,750    Trump Entertainment Resorts Holdings LP Term Loan B-1,
                                       8.03% due 5/01/2012                                                              2,481,094
                          1,000,000    Venetian Casino Resort LLC Delayed Draw Term Loan, 7.12% due 6/15/2011           1,002,885
                          3,100,000    Venetian Casino Resort LLC Term Loan B, 7.12% due 6/15/2011                      3,108,944
                          1,500,000    Venetian Macau U.S. Finance Co. LLC Term Loan B, 8.12% due 5/25/2013             1,506,938
                                                                                                                  ---------------
                                                                                                                       15,659,112

Health Care - 2.8%        2,744,000    Community Health Systems, Inc. Term Loan, 7.07% - 7.12% due 8/19/2011            2,743,020
                          2,836,485    DaVita, Inc. Tranche B Term Loan, 7.32% - 7.69% due 10/05/2012                   2,845,221
                            653,951    Duloxetine Royalty Term Loan, 9.874% due 10/18/2013                                653,951
                            940,541    Gentiva Health Services, Inc. Term Loan B, 7.57% - 7.89% due 3/31/2013             941,128
                          1,897,249    LifePoint Hospitals, Inc. Term Loan B, 6.945% due 4/15/2012                      1,885,154
                            750,000    Sterigenics International, Inc. Term Loan B, 7.86% due 11/30/2013                  751,406
                                                                                                                  ---------------
                                                                                                                        9,819,880

Housing - 3.1%            2,920,211    Headwaters, Inc. Term Loan B-1, 7.38% due 4/30/2011                              2,905,610
                             67,105    LIONS Gables Realty Term Loan B, 7.07% due 3/30/2007                                67,119
                            995,000    Mattamy Group Term Loan B, 7.625% due 4/11/2013                                    985,050
                          2,443,750    Nortek, Inc. Term Loan, 7.36% - 9.75% due 8/27/2011                              2,433,059
                          3,536,147    PGT Industries, Inc. First Lien Term Loan, 8.38% due 2/14/2012                   3,536,147
                          1,000,000    Ply Gem Industries, Inc. First Lien Term Loan, 8.32% due 10/31/2011              1,006,250
                                                                                                                  ---------------
                                                                                                                       10,933,235

Information               2,104,385    Activant Solutions Term Loan B, 7.375% due 5/02/2013                             2,085,971
Technology - 7.2%         3,460,000    Fidelity National Information Solutions, Inc. Term Loan B,
                                       7.07% due 3/09/2013                                                              3,459,761
                          2,000,000    Marvell Technology Group Term Loan B, 7.32% due 11/15/2009                       2,002,500
                          3,000,000    Nuance Communications, Inc. Term Loan B, 7.32% due 12/29/2013                    2,984,064
                          5,500,000    The Reynolds and Reynolds Company First Lien Term Loan,
                                       7.82% due 10/31/2012                                                             5,520,625
                          2,500,000    The Reynolds and Reynolds Company Second Lien Term Loan,
                                       10.82% due 10/31/2013                                                            2,525,000
                          2,000,000    Sanmina-SCI Corp. Term Loan, 7.88% due 1/30/2008                                 2,004,000
                          1,975,000    SunGard Data Systems, Inc. Term Loan B, 7.875% due 2/11/2013                     1,988,270
                          1,970,000    Telcordia Technologies, Inc. Term Loan, 8.11% - 8.12% due 9/15/2012              1,917,056
                          1,000,000    Verifone, Inc. Term Loan B, 7.12% due 2/28/2013                                  1,002,188
                                                                                                                  ---------------
                                                                                                                       25,489,435

Leisure - 1.7%            3,980,000    24 Hour Fitness Term Loan B, 7.87% - 8.12% due 6/08/2012                         4,003,215
                            178,444    Travelport, Inc. Standby Letter of Credit, 8.367% due 8/31/2013                    178,683
                          1,821,556    Travelport, Inc. Term Loan B, 8.367% due 8/31/2013                               1,823,995
                                                                                                                  ---------------
                                                                                                                        6,005,893

Manufacturing - 6.4%      1,036,392    Boart Longyear Co. Second Lien Term Loan, 8.61% due 10/18/2013                   1,042,007
                          1,180,555    Communications & Power Industries, Inc. Term Loan, 7.57% due 7/23/2010           1,182,769
                          2,470,588    Invensys Plc Bonding Tranche, 7.446% due 12/15/2010                              2,482,941
                          2,779,412    Invensys Plc Term Loan, 7.31% due 1/15/2011                                      2,793,309
                          2,462,500    Metokote Corp. Second Lien Term Loan, 8.35% - 8.38% due 11/27/2011               2,456,344
                          3,401,748    Mueller Group LLC Term Loan B, 7.367% - 7.868% due 10/03/2012                    3,414,151
                          1,500,000    NACCO Materials Handling Group Term Loan B, 7.28% - 7.41% due 3/21/2013          1,496,250
                          5,143,478    Sensus Metering Systems, Inc. Term Loan B-1,
                                       7.371% - 7.583% due 12/17/2010                                                   5,130,620
                            683,207    Sensus Metering Systems, Inc. Term Loan B-2,
                                       7.371% - 7.583% due 12/19/2010                                                     681,498
                            375,000    Trimas Corp. Letter of Credit, 8.08% due 8/02/2013                                 376,172
                          1,625,000    Trimas Corp. Term Loan B, 8.125% due 8/02/2013                                   1,630,078
                                                                                                                  ---------------
                                                                                                                       22,686,139

Packaging - 2.2%          2,555,172    Anchor Glass Container Corp. Term Loan B, 7.617% - 7.62% due 5/03/2013           2,555,172
                          3,420,095    Graham Packaging Co. LP Term Loan B, 7.625% - 7.875% due 10/07/2011              3,431,699
                          1,960,000    Intertape Polymer US, Inc. Term Loan B, 7.64% - 7.76% due 7/28/2011              1,952,650
                                                                                                                  ---------------
                                                                                                                        7,939,521

Paper - 2.1%              1,154,786    Boise Cascade Holdings LLC Tranche D Term Loan,
                                       7.094% - 7.125% due 10/28/2011                                                   1,158,683
                            992,500    Georgia Pacific Corp. First Lien Term Loan B, 7.367% - 7.50%
                                       due 2/14/2013                                                                      994,258
                          1,000,000    Georgia Pacific Corp. Second Lien Term Loan C, 8.39% due 2/14/2014               1,002,148
                            148,806    SP Newsprint Co. Term Loan, 9.50% due 1/09/2010                                    149,364
                          1,972,738    SP Newsprint Co. Tranche B-1 Credit Linked Deposit, 5.33% due 1/09/2010          1,980,136
                          1,329,904    Smurfit-Stone Container Corp. Term Loan B, 7.625% - 7.688%
                                       due 11/01/2011                                                                   1,337,763
                            693,529    Smurfit-Stone Container Corp. Term Loan C, 7.625% - 7.688%
                                       due 11/01/2011                                                                     697,627
                                                                                                                  ---------------
                                                                                                                        7,319,979

Retail - 1.1%             1,009,603    American Reprographics Co. Term Loan, 7.07% - 9.50% due 6/18/2009                1,009,603
                            972,505    General Nutrition Centers, Inc. Tranche B Term Loan, 8.07%
                                       due 12/05/2009                                                                     976,152
                          1,424,051    The Neiman Marcus Group, Inc. Term Loan, 7.891% due 4/06/2013                    1,432,951
                            500,000    PETCO Animal Supplies, Inc. Term Loan, 8.10% due 10/31/2012                        501,750
                                                                                                                  ---------------
                                                                                                                        3,920,456

Service - 5.3%            1,980,000    Baker Tanks, Inc. Term Loan B, 7.82% due 11/23/2012                              1,989,900
                          2,834,750    Buhrmann USA, Inc. Term Loan C, 7.12% - 7.14% due 12/23/2010                     2,831,207
                          1,993,947    Coinmach Laundry Corp. Term Loan B, 7.875% due 12/16/2012                        2,008,902
                          2,248,667    Coinstar, Inc. Term Loan, 7.35% - 7.37% due 7/07/2011                            2,257,099
                             18,868    EnergySolutions Letter of Credit, 7.57% due 6/07/2013                               18,950
                            396,403    EnergySolutions Term Loan B, 7.64% - 7.77% due 6/07/2013                           398,137
                            179,598    EnergySolutions Term Loan C, 7.64% - 7.77% due 6/07/2013                           180,384
                          1,951,097    NEW Customer Service Cos., Inc. First Lien Term Loan,
                                       8.07% - 8.12% due 8/31/2013                                                      1,955,975
                            992,662    RGIS Inventory Specialists First Lien Term Loan, 7.867% due 12/31/2012             988,939
                            364,181    United Rentals, Inc. Term Loan, 7.32% due 2/14/2011                                365,395
                            164,912    United Rentals, Inc. Tranche B Credit Linked Deposit, 5.223%
                                       due 2/14/2011                                                                      165,462
                          2,805,000    Vanguard Car Rental Term Loan B, 8.313% - 8.367% due 5/15/2013                   2,820,195
                          1,778,412    Weight Watchers International, Inc. First Lien Term Loan,
                                       7.57% - 7.624% due 11/18/2010                                                    1,781,746
                          1,000,000    Weight Watchers International, Inc. Term Loan C, 10.359% due 6/16/2011           1,005,000
                                                                                                                  ---------------
                                                                                                                       18,767,291

Telecommunications -      2,000,000    Alaska Communication Systems Holdings, Inc. Incremental Term Loan,
1.3%                                   7.117% due 2/01/2012                                                             1,997,084
                          2,172,500    Consolidated Communications, Inc. Term Loan D,
                                       7.367% - 7.373% due 10/14/2011                                                   2,169,784
                            500,000    Time Warner Telecom Term Loan, 7.57% due 10/31/2013                                496,563
                                                                                                                  ---------------
                                                                                                                        4,663,431

Utility - 12.6%           1,571,429    AES Corp. Term Loan, 6.75% - 7.50% due 4/30/2008                                 1,571,755
                          2,500,000    Calpine Corp. Delayed Draw Term Loan, 11.07% due 12/20/2007                      2,535,418
                          4,902,199    Calpine Corp. Term Loan B, 10.35% due 7/16/2007 (f)                              5,425,686
                          1,500,000    Calpine Generating Co. LLC First Lien Term Loan, 9.07% due 4/01/2009             1,535,000
                          2,500,000    Calpine Generating Co. LLC Second Lien Term Loan, 9.367% due 3/11/2010           2,628,125
                          1,657,317    Cogentrix Delaware Holdings, Inc. Term Loan, 6.87% due 4/15/2012                 1,656,972
                            462,963    Covanta Energy Corp. Delayed Draw, 7.749% due 6/30/2012                            461,806
                          2,341,463    Covanta Energy Corp. First Lien Letter of Credit, 5.371% due 6/24/2012           2,354,147
                          1,673,702    Covanta Energy Corp. First Lien Term Loan, 7.57% - 7.621% due 6/24/2012          1,682,768
                          1,625,000    Covanta Energy Corp. Second Lien Term Loan, 10.871% due 6/24/2013                1,651,406
                          1,000,000    Generac Portable Products, Inc. First Lien Term Loan, 7.82% due 11/15/2013       1,003,125
                            750,000    Generac Portable Products, Inc. Second Lien Term Loan,
                                       11.32% due 5/15/2014                                                               753,281
                          4,925,000    KGen LLC Tranche A Term Loan, 7.992% due 8/05/2011                               4,918,844
                            129,184    LSP General Finance Co. LLC Delayed Draw Term Loan, 7.117% due 5/04/2013           129,238
                          3,037,437    LSP General Finance Co. LLC First Lien Term Loan, 7.117% due 5/04/2013           3,038,703
                            500,000    LSP General Finance Co. LLC Term Loan, 8.867% due 5/04/2014                        505,417
                          2,398,701    LSP Kendall Energy Term Loan B, 7.367% due 10/07/2013                            2,390,707
                            432,732    Midwest Generation LLC Term Loan C, 6.87% - 7.31% due 4/27/2011                    432,732
                            500,000    NE Energy Second Lien Term Loan, 11.75% due 10/31/2014                             506,459
                          2,000,000    NE Energy Term Loan B, 9.75% due 10/31/2013                                      2,016,000
                            558,192    Reliant Energy, Inc. Term Loan, 7.695% due 4/30/2010                               557,611
                          1,676,280    Riverside Energy Center Term Loan, 9.626% due 6/24/2011                          1,716,092
                            133,966    Rocky Mountain Energy Center LLC Credit Linked Deposit,
                                       5.39% due 6/24/2011                                                                137,148
                          1,158,118    Rocky Mountain Energy Center LLC Term Loan, 9.626% due 6/24/2011                 1,185,623
                          1,456,812    Wolf Hollow I LP First Lien Term Loan, 7.749% due 6/22/2012                      1,427,675
                          1,200,000    Wolf Hollow I LP Letter of Credit, 7.57% due 6/22/2012                           1,176,000
                            294,231    Wolf Hollow I LP Revolving Credit, 7.57% due 6/22/2012                             288,346
                          1,000,000    Wolf Hollow I LP Second Lien Term Loan, 9.94% due 12/22/2012                     1,000,000
                                                                                                                  ---------------
                                                                                                                       44,686,084

Wireless                  2,154,167    Centennial Cellular Operating Co. Term Loan, 7.617% - 7.62%
Communications - 1.7%                  due 2/09/2011                                                                    2,168,078
                          2,000,000    MetroPCS, Inc. Term Loan B, 7.875% due 11/15/2013                                1,998,000
                          2,000,000    West Corp. Term Loan, 8.07% due 10/31/2013                                       1,996,072
                                                                                                                  ---------------
                                                                                                                        6,162,150

                                       Total Floating Rate Loan Interests  (Cost - $394,984,441) - 111.5%             395,535,167


                                       Corporate Bonds
Aerospace & Defense -       250,000    Alliant Techsystems, Inc., 6.75% due 4/01/2016                                     247,500
0.1%

Automotive - 0.6%           250,000    AutoNation, Inc., 7.374% due 4/15/2013 (a)                                         250,000
                            750,000    Ford Motor Credit Co., 9.824% due 4/15/2012 (a)                                    793,806
                          1,000,000    The Goodyear Tire & Rubber Co., 9.14% due 12/01/2009 (a)(b)                      1,003,750
                                                                                                                  ---------------
                                                                                                                        2,047,556

Cable - International -     375,000    NTL Cable Plc, 8.75% due 4/15/2014                                                 391,875
0.1%

Cable - U.S. - 1.9%       2,000,000    CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                                2,037,500
                          2,000,000    Cablevision Systems Corp. Series B, 9.62% due 4/01/2009 (a)                      2,095,000
                            575,000    Cablevision Systems Corp. Series B, 8% due 4/15/2012                               564,937
                            435,000    Intelsat Subsidiary Holding Co. Ltd., 10.484% due 1/15/2012 (a)                    440,437
                            500,000    Intelsat Subsidiary Holding Co. Ltd., 8.25% due 1/15/2013                          509,375
                            315,000    PanAmSat Corp., 9% due 6/15/2016 (b)                                               331,144
                            800,000    Quebecor Media, Inc., 7.75% due 3/15/2016                                          810,000
                                                                                                                  ---------------
                                                                                                                        6,788,393

Chemicals - 0.8%          2,011,000    GEO Specialty Chemicals, Inc., 13.867% due 12/31/2009 (a)                        1,659,075
                          1,125,000    Nova Chemicals Corp., 8.502% due 11/15/2013 (a)                                  1,127,812
                                                                                                                  ---------------
                                                                                                                        2,786,887

Diversified Media -       4,000,000    Nielsen Finance LLC, 10% due 8/01/2014 (b)                                       4,230,000
1.3%                        250,000    Quebecor World Capital Corp., 8.75% due 3/15/2016 (b)                              242,500
                                                                                                                  ---------------
                                                                                                                        4,472,500

Energy - Exploration &      500,000    Pogo Producing Co., 7.875% due 5/01/2013 (b)                                       512,500
Production - 0.1%

Energy - Other - 0.8%        50,000    MarkWest Energy Partners LP, 8.50% due 7/15/2016 (b)                                50,500
                          3,000,000    Ocean RIG ASA, 9.37% due 4/04/2011                                               2,985,000
                                                                                                                  ---------------
                                                                                                                        3,035,500

Financial - 0.3%          1,000,000    NCO Group, Inc., 10.244% due 11/15/2013 (a)(b)                                     990,000

Food & Tobacco - 1.2%       250,000    AmeriQual Group LLC, 9.50% due 4/01/2012 (b)                                       260,000
                          3,000,000    Smithfield Foods, Inc., 7% due 8/01/2011                                         3,082,500
                          1,050,000    The Wornick Co., 10.875% due 7/15/2011                                             850,500
                                                                                                                  ---------------
                                                                                                                        4,193,000

Gaming - 0.8%             1,100,000    Galaxy Entertainment Finance Co. Ltd., 10.354% due 12/15/2010 (a)(b)             1,177,000
                          1,565,000    Little Traverse Bay Bands of Odawa Indians, 10.25% due 2/15/2014 (b)             1,572,825
                                                                                                                  ---------------
                                                                                                                        2,749,825

Health Care - 0.4%        1,000,000    Angiotech Pharmaceuticals, Inc., 9.103% due 12/01/2013 (b)                       1,000,000
                             25,000    Angiotech Pharmaceuticals, Inc., 7.75% due 4/01/2014 (b)                            22,562
                            575,000    U.S. Oncology, Inc., 9% due 8/15/2012                                              602,312
                                                                                                                  ---------------
                                                                                                                        1,624,874

Housing - 1.3%            2,000,000    Goodman Global Holding Co., Inc., 8.36% due 6/15/2012 (a)                        2,040,000
                          3,000,000    Masonite International Corp., 11% due 4/06/2015 (b)                              2,730,000
                                                                                                                  ---------------
                                                                                                                        4,770,000

Information               2,875,000    MagnaChip Semiconductor SA, 8.61% due 12/15/2011 (a)                             2,558,750
Technology - 1.8%         1,825,000    SunGard Data Systems, Inc. 9.973% due 8/15/2013 (a)                              1,895,719
                          1,900,000    SunGard Data Systems, Inc. 10.25% due 8/15/2015 (b)                              2,014,000
                                                                                                                  ---------------
                                                                                                                        6,468,469

Manufacturing - 1.1%        325,000    ERICO International Corp., 8.875% due 3/01/2012                                    349,999
                          2,000,000    International Rectifier Corp., 4.25% due 7/15/2007 (c)                           1,982,500
                          1,346,000    Invensys Plc, 9.875% due 3/15/2011 (b)                                           1,450,315
                                                                                                                  ---------------
                                                                                                                        3,782,814

Metal - Other - 0.2%        700,000    Novelis, Inc., 8.25% due 2/15/2015 (b)                                             672,000

Packaging - 0.7%          2,350,000    Packaging Dynamics Finance Corp., 10% due 5/01/2016 (b)                          2,361,750

Paper - 2.2%              2,650,000    Abitibi-Consolidated, Inc., 8.86% due 6/15/2011 (a)                              2,517,500
                            700,000    Ainsworth Lumber Co. Ltd., 9.117% due 10/01/2010 (a)                               591,500
                            725,000    Domtar, Inc., 7.125% due 8/15/2015                                                 694,187
                            925,000    NewPage Corp., 11.621% due 5/01/2012 (a)                                         1,001,312
                          3,000,000    Verso Paper Holdings LLC, 9.121% due 8/01/2014 (a)(b)                            3,060,000
                                                                                                                  ---------------
                                                                                                                        7,864,499

Retail - 1.1%             1,600,000    Jean Coutu Group, Inc., 8.50% due 8/01/2014                                      1,600,000
                          2,000,000    Neiman Marcus Group, Inc., 9% due 10/15/2015                                     2,167,500
                                                                                                                  ---------------
                                                                                                                        3,767,500

Service - 1.8%              250,000    Ahern Rentals, Inc., 9.25% due 8/15/2013 (b)                                       260,000
                          3,375,000    Allied Waste North America, Inc. Series B, 7.375% due 4/15/2014                  3,379,219
                            600,000    Dycom Industries, Inc., 8.125% due 10/15/2015                                      621,000
                          2,000,000    Sunstate Equipment Co. LLC, 10.50% due 4/01/2013 (b)                             2,120,000
                                                                                                                  ---------------
                                                                                                                        6,380,219

Steel - 0.9%              3,000,000    CSN Islands VIII Corp., 9.75% due 12/16/2013 (b)                                 3,360,000

Telecommunications -      2,800,000    Cincinnati Bell, Inc., 7.25% due 7/15/2013                                       2,870,000
2.4%                        200,000    Cincinnati Bell, Inc., 8.375% due 1/15/2014                                        204,500
                          3,700,000    Qwest Communications International, Inc., 8.874% due 2/15/2009 (a)               3,741,625
                          1,450,000    Qwest Corp., 8.61% due 6/15/2013 (a)                                             1,571,437
                                                                                                                  ---------------
                                                                                                                        8,387,562

Utility - 3.4%            2,000,000    Calpine Corp., 9.875% due 12/01/2011 (b)(f)                                      2,175,000
                          2,375,000    Edison Mission Energy, 7.50% due 6/15/2013                                       2,464,062
                            500,000    El Paso Performance-Linked Trust, 7.75% due 7/15/2011 (b)                          517,500
                          3,000,000    NRG Energy, Inc., 7.25% due 2/01/2014                                            3,000,000
                          4,000,000    Reliant Energy, Inc., 6.75% due 12/15/2014                                       3,890,000
                                                                                                                  ---------------
                                                                                                                       12,046,562

Wireless                  3,250,000    Rogers Wireless Communications, Inc., 8.485% due 12/15/2010 (a)                  3,315,000
Communications -
0.9%

                                       Total Corporate Bonds (Cost - $91,724,443) - 26.2%                              93,016,785


                             Shares
                               Held    Common Stocks
Chemicals - 0.0%             13,117    GEO Specialty Chemicals, Inc. (e)                                                   13,117

Energy - Other - 1.2%       119,185    Trico Marine Services, Inc. (e)                                                  4,332,375

Manufacturing - 0.4%         71,654    Medis Technologies Ltd. (e)                                                      1,447,411

Paper - 0.1%                 84,448    Western Forest Products, Inc. Restricted Shares (e)                                122,008

                                       Total Common Stocks  (Cost - $4,322,548) - 1.7%                                  5,914,911


                                       Warrants (d)
Utility - 0.0%                4,558    Reliant Resources (expires 10/25/2008)                                              31,906

                                       Total Warrants - (Cost - $0) - 0.0%                                                 31,906


                         Beneficial
                           Interest    Short-Term Securities
                        $ 5,092,701    BlackRock Liquidity Series, LLC Cash Sweep Series I, 5.26% (g)(h)                5,092,701

                                       Total Short-Term Securities (Cost - $5,092,701) - 1.4%                           5,092,701

                                       Total Investments (Cost - $496,124,133*) - 140.8%                              499,591,470
                                       Liabilities in Excess of Other Assets - (40.8%)                              (144,779,482)
                                                                                                                  ---------------
                                       Net Assets - 100.0%                                                        $   354,811,988
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of November 30, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                           $          496,090,376
                                             ======================
    Gross unrealized appreciation            $            6,595,989
    Gross unrealized depreciation                       (3,094,895)
                                             ----------------------
    Net unrealized appreciation              $            3,501,094
                                             ======================


 ** Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally
    (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.

(a) Floating rate security.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c) Convertible security.

(d) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e) Non-income producing security.

(f) Issuer filed for bankruptcy or is in default of interest payments.

(g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Interest
    Affiliate                                   Activity          Income

    BlackRock Liquidity Series, LLC
    Cash Sweep Series I                      $   5,022,607     $   129,917


(h) Represents the current yield as of November 30, 2006.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

o   Swaps outstanding as of November 30, 2006 were as follows:


                                                      Notional     Unrealized
                                                       Amount     Appreciation

    Sold credit default protection on
    General Motors Corp. and receive 4.40%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires June 2007                              $  1,000,000     $   17,829

    Sold credit default protection on
    Dow Jones CDX High Yield 100 Index
    Series 6 and receive 3.45%

    Broker, JPMorgan Chase
    Expires June 2011                              $ 30,000,000        775,680
                                                                    ----------
    Total                                                           $  793,509
                                                                    ==========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits


Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Floating Rate Income Strategies Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Floating Rate Income Strategies Fund, Inc.


Date: January 23, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Floating Rate Income Strategies Fund, Inc.


Date: January 23, 2007


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Floating Rate Income Strategies Fund, Inc.


Date: January 23, 2007